Related Party Transactions - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Kiamco Data Center Blind Fund
Disclosure of transactions between related parties [line items]
Investment in related party	₩ 85,834
K Bank Inc.
Disclosure of transactions between related parties [line items]
Credit card contract threshold limit	₩ 1,486	₩ 1,447